8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Details)		12 Months Ended
		Sep. 30, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Sep. 30, 2018 $ / shares shares
Weighted average contractual remaining life of finder's warrants in years		0.41	0.53	1.60
Finder's warrants
Outstanding		2,160,475	266,100	374,700
Issued		1,002,000	1,894,375	240,000
Exercise of options		(1,203,025)	0	(155,000)
Expired		(1,153,350)	0	(193,600)
Outstanding		806,100	2,160,475	266,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 0.06	$ 0.10	$ 0.12
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		0.05	0.05	0.10
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares		0.05	0	0.10
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares		0.06	0	0.125
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares		$ 0.05	$ 0.06	$ 0.10
Exercise of options		1,203,025	0	155,000
Expired		1,153,350	0	193,600
Finder's warrants | December 24, 2019
Exercise price | $ / shares		$ 0.05
Outstanding		887,250
Issued		0
Exercise of options		0
Expired		(887,250)
Outstanding		0	887,250
Exercise of options		0
Expired		887,250
Finder's warrants | April 25, 2020
Exercise price | $ / shares		$ 0.10
Outstanding		240,000
Issued		0
Exercise of options		0
Expired		(240,000)
Outstanding		0	240,000
Exercise of options		0
Expired		240,000
Finder's warrants | July 9, 2020
Exercise price | $ / shares		$ 0.05
Outstanding		1,007,125
Issued		0
Exercise of options		(1,007,125)
Expired		0
Outstanding		0	1,007,125
Exercise of options		1,007,125
Expired		0
Finder's warrants | August 16, 2020
Exercise price | $ / shares		$ 0.14
Outstanding		26,100
Issued		0
Exercise of options		0
Expired		(26,100)
Outstanding		0	26,100
Exercise of options		0
Expired		26,100
Finder's warrants | Expiry Date, February 25, 2021
Exercise price | $ / shares		$ 0.05
Outstanding		0
Issued		1,002,000
Exercise of options		(195,900)
Expired		0
Outstanding		806,100	0
Exercise of options		195,900
Expired		0
Finder's warrants | Expiry Date, December 24, 2018
Exercise price | $ / shares			$ 0.05
Outstanding		887,250	0
Issued			887,250
Exercise of options			0
Outstanding			887,250	0
Exercise of options			0
Finder's warrants | Expiry Date, April 25, 2020
Exercise price | $ / shares			$ 0.10	$ 0.10
Outstanding		240,000	240,000
Issued			0	240,000
Exercise of options			0	0
Expired			0	0
Outstanding			240,000	240,000
Exercise of options			0	0
Expired			0	0
Finder's warrants | Expiry Date, August 16, 2020
Exercise price | $ / shares			$ 0.14	$ 0.14
Outstanding		26,100	26,100	26,100
Issued			0	0
Exercise of options			0	0
Expired			0	0
Outstanding			26,100	26,100
Exercise of options			0	0
Expired			0	0
Finder's warrants | Expiry Date, July 9, 2020
Exercise price | $ / shares			$ 0.05
Outstanding		1,007,125	0
Issued			1,007,125
Exercise of options			0
Expired			0
Outstanding			1,007,125	0
Exercise of options			0
Expired			0
Finder's warrants | Expiry Date, October 7, 2017
Exercise price | $ / shares	[1]			$ 0.10
Outstanding	[1]		0	155,000
Issued	[1]			0
Exercise of options	[1]			(155,000)
Expired	[1]			0
Outstanding	[1]			0
Exercise of options	[1]			155,000
Expired	[1]			0
Finder's warrants | Expiry Date, March 28, 2018
Exercise price | $ / shares	[2]			$ 0.125
Outstanding	[2]		0	20,000
Issued	[2]			0
Exercise of options	[2]			0
Expired	[2]			(20,000)
Outstanding	[2]			0
Exercise of options	[2]			0
Expired	[2]			20,000
Finder's warrants | Expiry Date, September 6, 2018
Exercise price | $ / shares	[3]			$ 0.125
Outstanding	[3]		0	173,600
Issued	[3]			0
Exercise of options	[3]			0
Expired	[3]			(173,600)
Outstanding	[3]			0
Exercise of options	[3]			0
Expired	[3]			173,600

[1]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one warrant exercisable at $0.15 until April 7, 2020. On October 4, 2017, 155,000 finder’s warrants were exercised resulting in 155,000 common shares and 155,000 warrants issued.
[2]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until September 28, 2019.
[3]	The finder’s warrants are exercisable into units, with each unit consisting of one common share and one half warrant exercisable at $0.20 until March 6, 2020.